MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2017
Marketable Securities [Abstract]
MARKETABLE SECURITIES
MARKETABLE SECURITIES

Our marketable securities are equity securities considered to be available-for-sale securities.

(in thousands of $)	2017
Balance at December 31, 2016	6,524
Unrealized gain	2,648
Balance at June 30, 2017	9,172

Our marketable securities comprise of an investment in a U.S. listed company and an investment in a company listed on the Norwegian 'Over the Counter' market.

The fair value of the investment in the U.S. listed company as at June 30, 2017 and December 31, 2016 was $9.2 million and $6.5 million, respectively. During the period ended June 30, 2017, the Company recorded an unrealized gain of $2.6 million on this investment.

The fair value of the investment in a company listed on the Norwegian 'Over the Counter' market as at June 30, 2017 and December 31, 2016 was nil.

The unrealized gain is presented as such in the statement of other comprehensive income.

The cost of available for sale securities is calculated on an average cost basis.